Prepayments And Other Current Assets, Net - Summary Of Prepayments And Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government grants receivable	[1]	¥ 0		¥ 735,449
Funds receivable from third party payment channels		120,583		127,538
Advances to suppliers		170,822		110,968
Interest receivable	[2]	277,454		651,384
VAT recoverable		343,968		391,998
Others		30,497		110,257
Less: allowance for expected credit losses		(2,772)		(4,692)
Total		¥ 940,552	$ 134,497	¥ 2,122,902

[1]	Government grants receivable represents the government grants from local governments to incentivize the freight brokerage service.
[2]	Interest receivable is the accrued and unpaid interests of the Group’s time deposits included in short-term investments.